Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses [Abstract]
Summary of Prepaid Expenses

	2021	2020
Prepaid production and warehouse expenses	309	6,066
Prepaid selling and marketing expenses	5,215	299
IPO preparation costs	—	1,474
Prepaid insurance expenses	8,894	458
Prepaid financing expenses	3,537	777
Other	9,756	2,435
Total	27,711	11,509